Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings per share
35	Earnings per share

The basic earnings per share is calculated by dividing the consolidated net profit attributable to the equity holders of the Company excluding cumulative distribution of other equity instruments by the weighted average number of the Company’s outstanding ordinary shares during the year:

	For the year ended 31 December
	2018	2017

Consolidated net profit attributable to equity holders of the Company	734,435	1,579,836

Less: cumulative distribution of other equity instruments	342,349	68,600

Consolidated net profit attributable to ordinary Shareholders of the Company	392,086	1,511,236

Weighted average number of the Company’s outstanding ordinary shares (’000)*	15,283,335	15,200,383

Basic and diluted earnings per share (RMB)	0.03	0.10

*Weighted average number of ordinary shares:
	2018	2017
	’000	’000

Issued ordinary shares at 1 January	15,200,383	15,200,383
Effect of share issue (Note 21)	82,952	-

Weighted average number of ordinary shares at 31 December	15,283,335	15,200,383

There was no dilutive effect on earnings per share since the Company had no dilutive potential ordinary shares for the years ended 31 December 2018 and 2017.